Derivative instruments - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Derivative Instruments Not Designated as Hedging Instruments [Abstract]
Fair value gain (loss) on derivative instruments	$ 3,432	$ 0
Derivative Notional Amount	352,049		$ 367,490
Derivative Asset	$ 13,888	$ 17,321